RETIREMENT SAVINGS PLANS (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match			100.00%		100.00%	100.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent			4.00%		4.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 14,102	$ 9,231	$ 29,596	$ 27,328	$ 32,790	$ 1,654